Note 11 - Notes Payable (Details Textual) - Notes Payable [Member] - USD ($)		12 Months Ended
	Apr. 08, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Debt Issuance Costs and Discounts	$ 444,330
Interest Expense, Debt		$ 31,546	$ 5,911
Stock Based Warrant Expense [Member]
Interest Expense, Debt		$ 108,245